Trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	€ 10,890	€ 11,038
Advances	797	526
Other payables
- related to capital expenditures	2,094	2,158
- others	2,967	2,981
Other current payables	5,061	5,139
Trade and other current payables	€ 16,748	€ 16,703